SEGMENT INFORMATION AND REVENUE ANALYSIS	6 Months Ended
Jun. 30, 2012
SEGMENT INFORMATION AND REVENUE ANALYSIS
SEGMENT INFORMATION AND REVENUE ANALYSIS

10. SEGMENT INFORMATION AND REVENUE ANALYSIS

  The Group has internal reporting that does not distinguish between markets or segments. The Group operates in Asia, North America and Europe. The following tables summarize the Group's long-lived assets, other than deferred tax assets and net revenues in different geographic locations:

  Long-lived assets, other than deferred tax assets (Note 1)

	As of December 31, 2011	As of June 30, 2012
PRC and Hong Kong	$37,121	$44,472
Japan	1,996	1,901
United States	19,922	19,185
Europe	—	960
Asia South	8,540	8,592

Total	$67,579	$75,110

  Net Revenues (Note 2)

	Six-month periods ended June 30,
	2011	2012
PRC and Hong Kong	$37,719	$55,946
Japan	21,950	29,050
United States	19,606	30,642
Europe	2,480	2,162
Asia South	13,424	19,457

Total	$95,179	$137,257

Notes:

(1)
Long-lived assets are presented by the operating location of the subsidiaries of the Company.

(2)
Net revenues are presented by operating location of the Group's customer entities.

  The outsourced technology services provided by the Group include Infrastructure Technology Services ("ITS"), and Research and Development Services ("RDS"). The net revenues consist of the following service lines:

	Six-month periods ended June 30,
	2011	2012
ITS	$52,321	$80,878
RDS	42,858	56,379

Total	$95,179	$137,257